Related Party Transactions - Schedule of General and Administrative Expenses – Related Parties (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expenses – Related Parties [Line Items]
Total	$ 104,391	$ 234,289	$ 238,830
Nanjing Culture [Member]
General and Administrative Expenses – Related Parties [Line Items]
Relationship	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024
Nature	Rent expense.
Total	$ 38,647	146,924	151,480
HKFAEx [Member]
General and Administrative Expenses – Related Parties [Line Items]
Relationship	100% owned by the Company’s former Chairman
Nature	Accounting and business administration services.
Total	$ 65,744	$ 87,365	$ 87,350